Marketable securities (Tables)	12 Months Ended
Dec. 31, 2024
Marketable securities
Schedule of marketable securities
	Credit Risk	December 31, 2024	December 31, 2023
Private investment fund	AAA	111,313	245,942
		111,313	245,942